Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable Net
(add 000)	2014	2013
Customer receivables	$418,016	$246,528
Other current receivables	7,062	2,974
	425,078	249,502
Less allowances	(4,077)	(4,081)
Total	$421,001	$245,421